UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2013

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Hillman Capital Management, Inc.
Address:  4350 East West Highway
          Suite 502
          Bethesda, MD 20814

Form 13F File Number:  028-11091

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Mark A. Hillman
Title:    President
Phone:    240-744-4510

Signature, Place, and Date of Signing:

     /s/ Mark A. Hillman            Bethesda, Maryland            May 13, 2013
     -------------------            ------------------            ------------
         [Signature]                  [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:           20
                                         -----------

Form 13F Information Table Value Total:  $    33,967
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                COLUMN 1                 COLUMN 2 COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7      COLUMN 8
---------------------------------------- -------- --------- ----------- -------------------- ---------- -------- -------------------
                                                                                                                  VOTING AUTHORITY
                                         TITLE OF              VALUE      SHRS OR   SH/ PUT/ INVESTMENT  OTHER   -------------------
             NAME OF ISSUER               CLASS     CUSIP    (x$1000)     PRN AMT   PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
---------------------------------------- -------- --------- ----------- ----------- --- ---- ---------- -------- ------- ------ ----
AMERICAN EXPRESS CO                      COM      025816109       1,943      27,726          Sole                 27,726      0    0
APPLE INC                                COM      037833100       1,206       2,663          Sole                  2,663      0    0
BANK OF AMERICA CORPORATION              COM      060505104       2,037     156,438          Sole                156,438      0    0
BEST BUY INC                             COM      086516101       1,891      74,523          Sole                 74,523      0    0
BOEING CO                                COM      097023105       1,963      20,832          Sole                 20,832      0    0
CISCO SYS INC                            COM      17275R102       1,714      81,241          Sole                 81,241      0    0
DU PONT E I DE NEMOURS & CO              COM      263534109       1,696      30,580          Sole                 30,580      0    0
E M C CORP MASS                          COM      268648102       1,542      66,058          Sole                 66,058      0    0
EXXON MOBIL CORP                         COM      30231G102       1,619      17,958          Sole                 17,958      0    0
GENERAL ELECTRIC CO                      COM      369604103       1,692      73,895          Sole                 73,895      0    0
GOLDMAN SACHS GROUP INC                  COM      38141G104       1,783      11,958          Sole                 11,958      0    0
HEWLETT PACKARD CO                       COM      428236103       1,936      89,870          Sole                 89,870      0    0
JOHNSON & JOHNSON                        COM      478160104       1,999      23,319          Sole                 23,319      0    0
JPMORGAN CHASE & CO                      COM      46625H100       1,725      35,236          Sole                 35,236      0    0
MICROSOFT CORP                           COM      594918104       1,583      48,428          Sole                 48,428      0    0
NORDSTROM INC                            COM      655664100       1,580      26,706          Sole                 26,706      0    0
ORACLE CORP                              COM      68389X105       1,631      47,939          Sole                 47,939      0    0
RAYTHEON CO                              COM NEW  755111507       1,864      28,999          Sole                 28,999      0    0
TRANSOCEAN LTD                           REG SHS  H8817H100       1,259      23,035          Sole                 23,035      0    0
WESTERN UN CO                            COM      959802109       1,304      81,564          Sole                 81,564      0    0